Cover Page	Jun. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	DOMO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38553
Entity Tax Identification Number	27-3687433
Entity Address, Address Line One	772 East Utah Valley Drive
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	801
Local Phone Number	899-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.001 per share
Trading Symbol	DOMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note.This current report on Form 8-K/A is filed as an amendment (this “Amendment”) to the Current Report on Form 8-K filed by Domo, Inc. (the “Company”) dated June 2, 2021 (the “Original Report”). The Company filed the Original Report to disclose the results of the matters submitted to a vote by the Company’s stockholders at the annual meeting of stockholders held on June 2, 2021 (the “2021 Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding how frequently it will submit to stockholders future advisory votes on the compensation of the Company’s named executive officers (“say-on-pay proposals”) until the next required advisory vote regarding the frequency of future say-on-pay proposals.Item 5.07. Submission of Matters to a Vote of Security Holders.As described in the Original Report, the Company held its 2021 Annual Meeting on June 2, 2021. At the 2021 Annual Meeting, the Company’s stockholders voted on, among other matters, an advisory and non-binding vote regarding the frequency of future say-on-pay proposals. As reported in the Original Report, at the Company’s 2021 Annual Meeting, the stockholders selected every year as the preferred frequency of holding future advisory and non-binding votes on the compensation of the Company’s named executive officers. Following the 2021 Annual Meeting, the Company’s Board of Directors considered the results of the advisory stockholder vote regarding the frequency of future say-on-pay proposals, and determined that the Company will submit future say-on-pay proposals to stockholders every one year, consistent with the stockholder vote.
Entity Central Index Key	0001505952
Amendment Flag	true